Document And Entity Information	Sep. 09, 2020
Cover [Abstract]
Entity Registrant Name	REV Group, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001687221
Document Period End Date	Sep. 09, 2020
Entity Emerging Growth Company	false
Entity File Number	001-37999
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-3013415
Entity Address Address Line1	245 South Executive Drive
Entity Address City Or Town	Brookfield
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53005
City Area Code	414
Local Phone Number	290-0910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of each class	Common Stock ($0.001 Par Value)
Trading Symbol	REVG
Name of each exchange on which registered	NYSE